Financial instruments - Capital management (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 2,176,416	R$ 1,512,604	R$ 4,495,645	R$ 2,446,990
Short-term	3,481,496	3,453,772
Financial assets from banking solution	6,397,898	3,960,871
Accounts receivable from card issuers	23,977,109	20,748,857
Derivative financial instruments	629	12,418
Adjusted Cash	36,033,548	29,688,522
Deposits from banking customers	(6,119,455)	(4,023,679)
Accounts payable to clients	(19,199,127)	(16,614,513)
Current borrowings	(4,840,299)	(4,375,730)
Obligations to FIDC quota holders	(505,231)	(975,248)
Current derivative financial liabilities	(316,171)	(209,714)
Net debt	(30,980,283)	(26,198,884)
Adjusted net cash	R$ 5,053,265	R$ 3,489,638